Risk Management (Details) - Schedule of exposure to liquidity risk	Dec. 31, 2020	Dec. 31, 2019
30 Days [Member]
Risk Management (Details) - Schedule of exposure to liquidity risk [Line Items]
Percentages of exposure to liquidity risk	30.00%	63.00%
30 Days Foreign Currency [Member]
Risk Management (Details) - Schedule of exposure to liquidity risk [Line Items]
Percentages of exposure to liquidity risk	15.00%
90 Days [Member]
Risk Management (Details) - Schedule of exposure to liquidity risk [Line Items]
Percentages of exposure to liquidity risk	32.00%	79.00%